SUBSEQUENT EVENTS (Details Narrative) - shares		6 Months Ended	12 Months Ended
	Sep. 11, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Shares held in treasury shares		64,447	53,946
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary class A shares issued	300,000
Shares held in treasury shares	71,836
Aggregate shares	371,836